Loans and Borrowings Summary of Loans and Borrowings (Details) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 21,000	£ 19,764,000
Current borrowings and current portion of non-current borrowings	21,000	19,744,000
Non-current portion of other non-current borrowings	0	20,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0	19,700,000
Current borrowings and current portion of non-current borrowings	0	19,700,000
Non-current portion of other non-current borrowings	£ 0	0
Revolving credit facility | LIBOR / EURIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.80%
Revolving credit facility | LIBOR / EURIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.40%
Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 21,000	64,000
Current borrowings and current portion of non-current borrowings	21,000	44,000
Non-current portion of other non-current borrowings	£ 0	£ 20,000
Finance lease liabilities | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%
Finance lease liabilities | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%